Retirement Plans (Schedule of Assumptions Used) (detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Schedule of Assumbptions Used [Abstract]
Discount rate - benefit obligation	4.85%	4.70%
Discount rate - pension expense	4.70%	5.10%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%